CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS) (UNAUDITED)
Oil and natural gas revenue	$ 52,765	$ 44,460
Lease operating and workover expenses	(16,183)	(10,439)
Production taxes	(3,739)	(2,850)
General and administrative expense	(20,052)	(9,015)
Depreciation, depletion and amortisation expense	(27,214)	(28,415)
Impairment expense	(21,893)	(29)
Finance costs, net of amounts capitalized	(10,780)	(5,979)
Loss on debt extinguishment	(2,428)
Loss on sale of non-current assets	(18)	(1,278)
(Loss) gain on commodity derivative financial instruments	(23,180)	10,818
Gain on foreign currency derivative financial instruments	6,838
Other expense, net	(99)	(1,923)
Loss before income tax	(65,983)	(4,650)
Income tax expense	(7,610)	(1,094)
Loss attributable to owners of the Company	(73,593)	(5,744)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations (no income tax effect)	259	(29)
Other comprehensive income (loss)	259	(29)
Total comprehensive income (loss)	$ (73,334)	$ (5,773)
Loss per share
Basic earnings	$ (2.1)	$ (0.5)
Diluted earnings	$ (2.1)	$ (0.5)